Income taxes (Details 5) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	₩ 36,359,342	₩ 3,615,817
2026
IfrsStatementLineItems [Line Items]
Total
2027
IfrsStatementLineItems [Line Items]
Total
2028
IfrsStatementLineItems [Line Items]
Total
2029
IfrsStatementLineItems [Line Items]
Total		188,128
2030
IfrsStatementLineItems [Line Items]
Total		2,929,990
2031
IfrsStatementLineItems [Line Items]
Total
2032
IfrsStatementLineItems [Line Items]
Total	7,543,356	497,699
No Expiry Date [Member]
IfrsStatementLineItems [Line Items]
Total	₩ 28,815,986